Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2016